Risk information (Tables)	12 Months Ended
Dec. 31, 2024
Risk information
Schedule of credit risk exposure

	December 31, 2024
	Maximum credit risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	5,219
Treasuries/government bonds	4,150	—
Other interest-bearing securities except loans	52,973	—
Loans in the form of interest-bearing securities	—	49,039
Loans to credit institutions	—	26,756
Loans to the public	—	276,225
Derivatives	10,643	—
Shares	20	—
Total financial assets	67,786	357,239

	December 31, 2023
	Maximum credit risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	3,482
Treasuries/government bonds	11,525	—
Other interest-bearing securities except loans	41,657	—
Loans in the form of interest-bearing securities	—	51,922
Loans to credit institutions	—	12,560
Loans to the public	—	283,931
Derivatives	6,432	—
Shares	—	—
Total financial assets	59,614	351,895

	December 31, 2024
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public sector	Financial
Skr bn	amount	exposure	governments	governments	banks	entity	institutions	Corporates
Cash and cash equivalents	5.2	-0.0	1.0	—	—	—	4.2	0.0
Treasuries/government bonds	4.2	0.1	4.1	—	—	—	—	—
Other interest-bearing securities except loans	52.8	-0.1	13.2	16.6	6.3	1.0	15.2	0.6
Loans in the form of interest-bearing securities	48.7	-0.3	0.6	—	—	—	—	48.4
Loans to credit institutions including cash and cash equivalents[1]	13.5	3.1	4.8	0.5	—	—	4.2	0.9
Loans to the public	224.4	-1.9	124.4	1.0	0.7	—	4.4	95.8
Derivatives	10.6	4.7	—	—	—	—	5.9	0.0
Shares	0.0	0.0	—	—	—	—	—	0.0
Other assets	0.3	0.1	0.2	—	—	—	—	—
Total financial assets	359.7	5.7	148.3	18.1	7.0	1.0	33.9	145.7
Contingent liabilities and commitments[2]	66.3	-0.2	49.3	0.6	—	—	0.2	16.4
Total	426.0	5.5	197.6	18.7	7.0	1.0	34.1	162.1

	December 31, 2023
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public sector	Financial
Skr bn	amount	exposure	governments	governments	banks	entity	institutions	Corporates
Cash and cash equivalents	3.5	-0.8	1.8	—	—	—	2.5	0.0
Treasuries/government bonds	11.5	0.0	11.5	—	—	—	—	—
Other interest-bearing securities except loans	41.6	-0.1	14.1	10.1	4.0	—	13.5	—
Loans in the form of interest-bearing securities	51.2	-0.8	3.1	—	—	—	—	48.9
Loans to credit institutions including cash and cash equivalents[1]	19.0	11.0	2.5	1.0	—	—	3.2	1.3
Loans to the public	224.2	-1.7	125.9	0.8	1.0	—	6.6	91.6
Derivatives	6.4	-0.7	—	—	—	—	7.1	0.0
Shares	—	—	—	—	—	—	—	—
Other assets	0.3	0.1	0.2	—	—	—	—	—
Total financial assets	357.7	7.0	159.1	11.9	5.0	—	32.9	141.8
Contingent liabilities and commitments[2]	62.4	-0.1	46.8	0.7	0.0	—	0.4	14.6
Total	420.1	6.9	205.9	12.6	5.0	—	33.3	156.4
1	Skr 3.2 billion (2023: Skr 11.1 billion) of the book value for Loans to credit institutions is cash collateral under the CSAs for derivative contracts.
2	Contingent liabilities and commitments, except cash collateral.

	Interest-bearing securities				Committed undisbursed loans,
	and lending				derivatives, etc.				Total
Skr bn	Dec 31, 2024		Dec 31, 2023		Dec 31, 2024		Dec 31, 2023		Dec 31, 2024		Dec 31, 2023
Exposure class	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	148.3	42.6	159.1	46.3	49.3	68.2	46.8	67.2	197.6	47.0	205.9	49.8
Regional governments	18.2	5.3	11.9	3.5	0.5	0.7	0.7	1.0	18.7	4.5	12.6	3.0
Multilateral development banks	7.0	2.0	5.0	1.4	—	—	0.0	0.0	7.0	1.7	5.0	1.2
Public sector entity	1.0	0.3	—	—	—	—	—	—	1.0	0.2	—	—
Financial institutions	28.0	8.0	25.8	7.5	6.1	8.4	7.5	10.8	34.1	8.1	33.3	8.1
Corporates	145.7	41.8	141.8	41.3	16.4	22.7	14.6	21.0	162.1	38.5	156.4	37.9
Equity exposures	0.0	0.0	—	—	—	—	—	—	0.0	0.0	—	—
Total	348.2	100.0	343.6	100.0	72.3	100.0	69.6	100.0	420.5	100.0	413.2	100.0

	December 31, 2024
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	26.2	1.7	—	—	44.3	13.9	4.7	—	90.8
Regional governments	0.9	—	—	—	—	15.3	1.5	0.1	17.8
Multilateral development banks	—	0.6	—	0.6	—	—	5.1	—	6.3
Public sector entity	—	—	—	—	—	—	1.0	—	1.0
Financial institutions	—	—	0.8	1.7	—	17.7	9.8	21.1	51.1
Corporates	16.3	2.5	—	56.2	10.7	131.0	33.0	3.8	253.5
Equity exposures	—	—	—	—	—	0.0	—	—	0.0
Total	43.4	4.8	0.8	58.5	55.0	177.9	55.1	25.0	420.5

	December 31, 2023
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	26.4	2.3	0.5	—	42.5	10.0	17.1	—	98.8
Regional governments	1.1	—	—	—	—	8.9	1.3	0.1	11.4
Multilateral development banks	—	—	—	1.0	—	—	3.1	—	4.1
Public sector entity	—	—	—	—	—	—	—	—	—
Financial institutions	—	—	0.0	1.4	—	17.7	8.5	6.7	34.3
Corporates	16.1	2.7	—	64.4	12.3	128.9	36.7	3.5	264.6
Equity exposures	—	—	—	—	—	—	—	—	—
Total	43.6	5.0	0.5	66.8	54.8	165.5	66.7	10.3	413.2

Geographical breakdown of net exposures by exposure class

	December 31, 2024
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	0.0	0.1	—	0.4	—	187.4	7.7	2.0	197.6
Regional governments	—	—	—	—	—	17.1	1.5	0.1	18.7
Multilateral development banks	—	0.7	—	0.5	—	—	5.8	—	7.0
Public sector entity	—	—	—	—	—	—	1.0	—	1.0
Financial institutions	0.0	—	0.9	2.2	—	18.8	12.2	—	34.1
Corporates	0.1	1.1	3.0	8.4	3.3	110.2	35.1	0.9	162.1
Equity exposures	—	—	—	—	—	0.0	—	—	0.0
Total	0.1	1.9	3.9	11.5	3.3	333.5	63.3	3.0	420.5

	December 31, 2023
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	0.0	0.2	0.5	0.5	—	180.9	21.7	2.1	205.9
Regional governments	—	—	—	—	—	11.2	1.3	0.1	12.6
Multilateral development banks	—	—	—	1.0	—	—	4.0	—	5.0
Public sector entity	—	—	—	—	—	—	—	—	—
Financial institutions	0.1	—	0.1	1.8	—	18.3	13.0	—	33.3
Corporates	0.6	0.8	2.4	6.7	3.7	98.2	43.3	0.9	156.4
Equity exposures	—	—	—	—	—	—	—	—	—
Total	0.7	1.0	3.0	10.0	3.7	308.4	83.3	3.1	413.2

Gross exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2024
	Central	Regional	Multilateral	Public sector	Financial
Skr bn	governments	governments	development banks	entity	institutions	Corporates	Total
Poland	—	—	—	—	21.0	2.1	23.1
Finland	1.1	1.5	—	—	0.1	9.2	11.9
United Kingdom	—	—	—	—	0.1	8.4	8.5
Denmark	—	—	—	1.0	2.0	4.2	7.2
France	0.5	—	—	—	3.4	2.7	6.6
Luxembourg	—	—	5.1	—	—	0.6	5.7
Germany	2.2	—	—	—	1.0	0.4	3.6
Norway	—	—	—	—	0.2	2.9	3.1
Spain	—	—	—	—	1.2	1.1	2.3
Austria	0.9	—	—	—	0.8	—	1.7
Netherlands	—	—	—	—	0.9	0.7	1.6
Italy	—	—	—	—	—	1.1	1.1
Serbia	—	—	—	—	—	0.9	0.9
Portugal	—	—	—	—	—	0.8	0.8
Belgium	—	—	—	—	—	0.6	0.6
Ireland	—	—	—	—	0.2	0.2	0.4
Lithuania	—	—	—	—	—	0.2	0.2
Czech Republic	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Latvia	—	0.0	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Russian Federation	—	—	—	—	—	0.1	0.1
Total	4.7	1.5	5.1	1.0	30.9	36.8	80.0

	December 31, 2023
	Central	Regional	Multilateral	Public sector	Financial
Skr bn	governments	governments	development banks	entity	institutions	Corporates	Total
Finland	4.2	1.3	—	—	0.2	9.1	14.8
France	6.4	—	—	—	2.5	2.6	11.5
Poland	—	—	—	—	6.7	2.2	8.9
United Kingdom	—	—	—	—	0.1	7.8	7.9
Norway	—	—	—	—	0.1	6.8	6.9
Denmark	—	—	—	—	2.5	4.0	6.5
Germany	3.5	—	—	—	1.3	0.3	5.1
Spain	—	—	—	—	1.4	2.0	3.4
Austria	3.1	—	—	—	—	0.2	3.3
Luxembourg	—	—	3.1	—	—	—	3.1
Italy	—	—	—	—	—	1.5	1.5
Portugal	—	—	—	—	—	1.3	1.3
Serbia	—	—	—	—	—	0.7	0.7
Netherlands	—	—	—	—	0.1	0.5	0.6
Ireland	—	—	—	—	0.2	0.3	0.5
Belgium	—	—	—	—	—	0.4	0.4
Estonia	—	—	—	—	—	0.1	0.1
Czech Republic	—	—	—	—	—	0.1	0.1
Lithuania	—	—	—	—	—	0.1	0.1
Latvia	—	0.1	—	—	—	0.0	0.1
Russian Federation	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.0	0.0
Total	17.2	1.4	3.1	—	15.1	40.2	77.0

Net exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2024
			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	Entity	institution	Corporates	Total
Luxembourg	—	—	5.8	—	—	4.9	10.7
United Kingdom	—	—	—	—	2.6	6.2	8.8
Finland	1.1	1.5	—	—	0.2	5.4	8.2
France	1.9	—	—	—	1.0	4.1	7.0
Denmark	0.5	—	—	1.0	2.0	3.4	6.9
Germany	2.6	—	—	—	1.8	2.1	6.5
Norway	0.5	—	—	—	0.3	2.8	3.6
Belgium	—	—	—	—	0.6	2.4	3.0
Spain	—	—	—	—	1.8	0.4	2.2
Poland	2.1	—	—	—	—	0.0	2.1
Austria	0.9	—	—	—	0.8	—	1.7
Ireland	—	—	—	—	0.0	1.4	1.4
Netherlands	0.1	—	—	—	1.0	0.3	1.4
Portugal	—	—	—	—	—	0.8	0.8
Switzerland	—	—	—	—	0.2	0.5	0.7
Serbia	—	—	—	—	—	0.3	0.3
Italy	—	—	—	—	—	0.2	0.2
Lithuania	—	—	—	—	—	0.2	0.2
Czech Republic	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Latvia	—	0.0	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Total	9.7	1.5	5.8	1.0	12.3	36.0	66.3

	December 31, 2023
			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institution	Corporates	Total
France	8.6	—	—	—	1.9	5.6	16.1
Luxembourg	—	—	4.0	—	—	8.2	12.2
Finland	4.6	1.3	—	—	0.4	5.1	11.4
Germany	3.9	—	—	—	2.4	3.1	9.4
United Kingdom	—	—	—	—	2.5	4.6	7.1
Denmark	0.8	—	—	—	2.5	3.6	6.9
Norway	0.5	—	—	—	0.1	5.1	5.7
Belgium	—	—	—	—	0.7	3.0	3.7
Austria	3.1	—	—	—	—	0.2	3.3
Spain	—	—	—	—	2.1	0.5	2.6
Ireland	—	—	—	—	0.3	1.9	2.2
Poland	2.1	—	—	—	—	0.1	2.2
Portugal	—	—	—	—	—	1.3	1.3
Netherlands	0.2	—	—	—	0.1	0.3	0.6
Switzerland	—	—	—	—	0.0	0.6	0.6
Serbia	—	—	—	—	—	0.4	0.4
Italy	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Czech Republic	—	—	—	—	—	0.1	0.1
Lithuania	—	—	—	—	—	0.1	0.1
Latvia	—	0.1	—	—	—	0.0	0.1
Iceland	—	—	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Total	23.8	1.4	4.0	—	13.0	44.3	86.5

Corporate exposures, broken down by industry[1]

	December 31, 2024		December 31, 2023
Skr bn	Gross exposure	Net exposure	Gross exposure	Net exposure
IT and telecom	71.2	17.0	80.8	16.3
Industrials	70.9	64.0	70.1	56.1
Materials	29.6	17.8	31.1	17.7
Consumer goods	29.0	25.8	32.7	26.7
Utilities	27.6	13.5	27.8	11.1
Finance	13.9	17.0	13.7	24.3
Energy	4.8	1.4	3.7	0.7
Healthcare	4.7	4.1	3.5	2.7
Real Estate	1.4	1.1	0.9	0.5
Other	0.4	0.4	0.3	0.3
Total	253.5	162.1	264.6	156.4
1	In accordance with the reporting standard (GICS).

Schedule of credit quality

	December 31, 2024
Skr mn	AAA	AA+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	Carrying amount
Cash and cash equivalents	1,000	4,217	—	2	—	5,219
Treasuries/government bonds	1,650	2,500	—	—	—	4,150
Other interest-bearing securities except loans	31,758	20,527	558	—	—	52,843
Loans in the form of interest-bearing securities	600	18,329	28,997	800	—	48,726
Loans to credit institutions	4,730	7,566	1,219	14	—	13,529
Loans to the public	120,840	21,292	44,737	36,586	899	224,354
Derivatives	—	10,625	18	—	—	10,643
Shares	—	—	—	—	20	20
Total financial assets	160,578	85,056	75,529	37,402	919	359,484
Committed undisbursed loans	49,762	675	3,236	3,214	—	56,887

	December 31, 2023
Skr mn	AAA	AA+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	Carrying amount
Cash and cash equivalents	1,000	2,476	5	1	—	3,482
Treasuries/government bonds	—	11,525	—	—	—	11,525
Other interest-bearing securities except loans	20,572	20,989	—	0	—	41,561
Loans in the form of interest-bearing securities	2,927	17,761	28,782	1,154	603	51,227
Loans to credit institutions	2,918	13,879	1,607	605	—	19,009
Loans to the public	121,022	29,134	39,548	33,798	663	224,165
Derivatives	—	6,354	41	37	—	6,432
Shares	—	—	—	—	—	—
Total financial assets	148,439	102,118	69,983	35,595	1,266	357,401
Committed undisbursed loans	47,522	410	2,421	4,467	155	54,975

Schedule of impact of credit risk hedges

Impact of credit risk hedges

Gross exposures by exposure class

	December 31, 2024
									whereof subject
			Multilateral						to the write-down
	Central	Regional	development	Public	Financial		Equity		requirement in
Skr bn	government	governments	banks	sector entity	institutions	Corporates	exposures	Total	IFRS9[1]
Amounts related to hedges issued by:
Central governments	71.7	0.9	—	—	21.0	85.3	—	178.9	178.9
of which, guarantees issued by the EKN	71.6	0.9	—	—	21.0	72.5	—	166.0	166.0
of which, guarantees issued by other export credit agencies	0.1	—	—	—	—	3.3	—	3.4	3.4
of which, other guarantees	—	—	—	—	—	9.5	—	9.5	9.5
Regional governments	—	—	—	—	0.5	1.3	—	1.8	1.8
Multilateral development banks	—	—	—	—	—	0.7	—	0.7	0.7
Financial institutions	0.1	—	—	—	—	4.4	—	4.5	4.5
of which, credit default swaps	—	—	—	—	—	—	—	—	—
of which, guarantees	0.1	—	—	—	—	4.4	—	4.5	4.5
Corporates	0.4	—	—	—	—	14.8	—	15.2	15.2
of which, credit insurance from insurance companies	0.4	—	—	—	—	10.6	—	11.0	11.0
of which, other guarantees	—	—	—	—	—	4.2	—	4.2	4.2
Total hedged exposures	72.2	0.9	—	—	21.5	106.5	—	201.1	201.1
Unhedged exposures[2]	18.6	16.9	6.3	1.0	29.6	147.0	0.0	219.4	162.5
Total	90.8	17.8	6.3	1.0	51.1	253.5	0.0	420.5	363.6

	December 31, 2023
									whereof subject
			Multilateral						to the write-down
	Central	Regional	development	Public	Financial		Equity		requirement in
Skr bn	government	governments	banks	sector entity	institutions	Corporates	exposures	Total	IFRS9[1]
Amounts related to hedges issued by:
Central governments	70.6	1.1	—	—	6.7	99.7	—	178.1	178.1
of which, guarantees issued by the EKN	70.3	1.1	—	—	6.7	84.6	—	162.7	162.7
of which, guarantees issued by other export credit agencies	0.3	—	—	—	—	5.0	—	5.3	5.3
of which, other guarantees	—	—	—	—	—	10.1	—	10.1	10.1
Regional governments	—	—	—	—	1.0	1.3	—	2.3	2.3
Multilateral development banks	—	—	—	—	—	1.0	—	1.0	1.0
Financial institutions	0.1	—	—	—	—	6.7	—	6.8	6.8
of which, credit default swaps	—	—	—	—	—	—	—	—	—
of which, guarantees	0.1	—	—	—	—	6.7	—	6.8	6.8
Corporates	0.5	—	—	—	—	21.1	—	21.6	21.6
of which, credit insurance from insurance companies	0.5	—	—	—	—	18.1	—	18.6	18.6
of which, other guarantees	—	—	—	—	—	3.0	—	3.0	3.0
Total hedged exposures	71.2	1.1	—	—	7.7	129.8	—	209.8	209.8
Unhedged exposures[2]	27.6	10.3	4.1	—	26.6	134.8	—	203.4	144.1
Total	98.8	11.4	4.1	—	34.3	264.6	—	413.2	353.9
1	Assets valued at accrued acquisition value, which are subject to the write-down requirements in IFRS 9.
2	Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 36.1 billion (2023: Skr 29.2 billion) for corporates, Skr 0.0 billion (2023: Skr 0.0 billion) for financial institutions and Skr 0.0 billion (2023: Skr 0.0 billion) for central governments.

Schedule of risk specific measures

Market risk, type	Definition	Source
Interest rate risk regarding changes in the economic value of SEK’s portfolio (EVE)	The interest rate risk regarding changes in economic value is calculated by means of a 100 basis-point parallel shift in all yield curves, as well as rotations of all yield curves.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms. The risk measurement captures the long-term impact of changes in interest rates.

Credit spread risk in assets

Credit spread risk in assets is calculated as the potential impact on SEK’s own funds, in the form of unrealized gains or losses, as a result of a 100 basis-point shift in the credit spreads for assets measured at fair value.

The risk is attributable to SEK’s liquidity portfolio.
Credit spread risk in own debt	Credit spread risk in own debt is calculated as the potential impact on SEK’s equity, in the form of unrealized gains or losses, resulting from a 20 basis points change in SEK’s own credit spreads.	The risk is attributable to SEK’s structured debt measured at fair value.
Cross-currency basis spread risk

The cross-currency basis spread risk measures the potential impact on SEK’s own funds, in the form of unrealized gains or losses, as a result of changes in cross-currency basis spreads by 20 basis points.

The risk is attributable to cross-currency basis swaps used by SEK to hedge the currency risk in the portfolio.
Currency risk

The risk is calculated as the change in value of all foreign currency positions excluding unrealized changes in fair value at an assumed ten percentage-point change in the exchange rate between the respective currency and the Swedish krona.

The foreign exchange position mainly arises on an ongoing basis due to differences between revenues and costs in foreign currency.
Tenor basis spread risk

Tenor basis spread risk measures the potential impact on SEK’s economic value, in the form of unrealized gains or losses, as a result of ten basis point shifts of interest rate curves of different tenors.

The risk is attributable to lending and borrowing with one and six month tenors which are not swapped to three month tenors.
Other risks (equity, commodity and volatility risks)

Equity risk, equity volatility risk, commodity risk, commodity volatility risk, FX volatility risk and interest rate volatility risk all measures unrealized gains or losses and are calculated by stress tests of underlying indices or volatilities.

SEK’s interest rate volatility risk is mainly attributable to embedded interest rate floors in lending transactions, while equity and commodity risks, as well as FX volatility risks, only arise from structured borrowing. Although all structured cash flows are matched through a hedging swap, there could be an impact on SEK’s result. These risks are low, and arise because valuation of the bond, but not the swap, takes SEK’s own credit spread into account.

Schedule of change in the market interest rate

Change in value should the market interest rate rise by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate rise by one percentage point (+1 percent).

	2024		2023
		of which, financial		of which, financial
		instruments measured		instruments measured
		at fair value through		at fair value through
Skr mn	Total	profit or loss	Total	profit or loss
Foreign currency	-53	206	-159	142
Swedish kronor	-124	83	-160	55
Total	-177	289	-319	197

Change in value should the market interest rate decline by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate decline by one percentage point (-1 percent).

	2024		2023
		of which, financial		of which, financial
		instruments measured		instruments measured
		at fair value through		at fair value through
Skr mn	Total	profit or loss	Total	profit or loss
Foreign currency	159	-205	311	-128
Swedish kronor	172	-82	240	-53
Total	331	-287	551	-181

Schedule of assets and liabilities denominated in foreign currency

	December 31, 2024			December 31, 2023
	Exchange		Currency positions	Exchange		Currency positions
Currency	rate	Share (%)	(Skr mn)	rate	Share (%)	(Skr mn)
EUR	11.4822	1.2	297	11.1091	0.0	-2
USD	11.0488	0.8	-210	10.0332	1.7	-423
AUD	6.8684	0.7	187	6.8410	1.1	271
MXN	0.5406	0.4	-107	0.5938	0.5	-116
GBP	13.8574	0.2	-59	12.7874	0.3	-62
BRL	1.7876	0.1	-19	2.0687	0.3	-62
CHF	12.1929	0.0	11	11.9767	0.3	62
Other	—	0.8	-50	—	1.1	-78
Total foreign currency position		4.2	50		5.3	-410

In accordance with SEK’s strategy for risk management, currency positions attributable to unrealized changes in fair value are not hedged. Currency positions excluding unrealized changes in fair value amounted to Skr 47 million (year-end 2023 Skr -7 million) at year end. Assets and liabilities denominated in foreign currency are included in the total volumes of assets and liabilities in the following amounts.

Skr mn	December 31, 2024	December 31, 2023
Total assets	368,094	365,929
of which, denominated in foreign currencies	312,313	233,855
Total liabilities	343,522	343,083
of which, denominated in foreign currencies	312,265	234,264

Summary of liquidity reserve

	December 31, 2024
Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	25.3	11.0	8.0	6.3	—
Securities issued or guaranteed by municipalities or other public entities	18.3	7.1	3.8	7.4	—
Covered bonds issued by other institutions	13.1	13.1	—	—	—
Balances with National Debt Office	1.0	1.0	—	—	—
Total liquidity reserve	57.7	32.2	11.8	13.7	—

	December 31, 2023
Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	24.1	8.0	3.9	11.9	0.3
Securities issued or guaranteed by municipalities or other public entities	16.5	5.0	4.7	6.8	—
Covered bonds issued by other institutions	12.7	12.7	—	—	—
Balances with National Debt Office	1.0	1.0	—	—	—
Total liquidity reserve	54.3	26.7	8.6	18.7	0.3
1	The liquidity reserve is a part of SEK’s liquidity investments.

Schedule of liquidity investments by remaining maturity

Percent	Dec 31, 2024	Dec 31, 2023
< 1 year	78	82
1 year - 3 years	18	18
> 3 years	4	—

Schedule of key figures for liquidity risk	Key figures for liquidity risk

Percent	Dec 31, 2024	Dec 31, 2023
LCR	583	494
NSFR	129	131

Summary of liquidity investments by exposure type and region

Liquidity investments by exposure type

Percent	Dec 31, 2024	Dec 31, 2023
States and multilateral development banks	42	45
Local governments	29	29
Covered bonds	21	22
Financial institutions	7	3
Corporates	1	—

Schedule of contractual flows

	December 31, 2024
		Due	Due	Due	Due
	Due	1 month < 3	3 months < 1	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	months	year	years	years	years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	5,221	—	—	—	—	—	5,221	-2	5,219
Treasuries/government bonds	552	2,712	919	—	—	—	4,183	-33	4,150
Other interest-bearing securities except loans	11,769	11,371	16,883	11,513	2,657	—	54,193	-1,350	52,843
Loans in the form of interest -bearing securities	164	1,212	8,677	15,835	13,352	18,912	58,152	-9,426	48,726
Loans to credit institutions	3,318	229	1,653	1,848	1,842	7,447	16,337	-2,808	13,529
Loans to the public	6,110	11,919	43,236	85,530	43,302	62,657	252,754	-28,400	224,354
Derivatives	924	480	2,795	3,799	2,109	2,616	12,723	-2,080	10,643
of which cash inflow in currency derivatives	4,930	5,250	34,440	29,660	9,062	7,185	90,527
of which cash outflow in currency derivatives	-4,654	-5,007	-32,313	-27,940	-8,557	-6,982	-85,453
Shares	—	—	—	—	—	20	20	0	20
Total	28,058	27,923	74,163	118,525	63,262	91,652	403,583	-44,099	359,484
of which derivatives in hedge relationship	-132	-371	-509	1,479	644	1,259	2,370	-397	1,973

	December 31, 2024
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit institutions	-8,607	—	—	—	—	—	-8,607	0	-8,607
Debt securities issued	-8,413	-14,509	-80,112	-143,615	-51,727	-63,353	-361,729	45,341	-316,388
Derivatives	36	-493	-1,219	-920	-1,054	-685	-4,335	-892	-5,227
of which cash inflow in currency derivatives	131	6,485	8,671	5,125	5,615	1,783	27,810
of which cash outflow in currency derivatives	-220	-6,958	-9,782	-5,933	-6,638	-2,188	-31,719
Total	-16,984	-15,002	-81,331	-144,535	-52,781	-64,038	-374,671	44,449	-330,222
of which derivatives in hedge relationship	-17	-240	-823	-485	-980	-460	-3,005	81	-2,924
Commitments
Committed undisbursed loans	-1,232	-6,818	-16,325	-19,775	1,384	42,766
Liquidity surplus (+)/ deficit (-)	9,842	6,103	-23,493	-45,785	11,865	70,380	28,912
Accumulated liquidity surplus (+)/deficit (-)	9,842	15,945	-7,548	-53,333	-41,468	28,912	28,912

	December 31, 2023
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	> 5 years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	3,483	—	—	—	—	—	3,483	-1	3,482
Treasuries/government bonds	–	9,364	2,277	—	—	—	11,641	-116	11,525
Other interest -bearing securities except loans	11,646	12,476	7,826	10,590	—	—	42,538	-977	41,561
Loans in the form of interest-bearing securities	309	2,003	7,822	22,951	10,926	16,338	60,349	-9,122	51,227
Loans to credit institutions	11,681	135	1,717	1,777	944	4,389	20,643	-1,634	19,009
Loans to the public	7,672	9,948	42,957	86,141	43,403	63,114	253,235	-29,070	224,165
Derivatives	59	-55	-1,095	3,250	2,772	3,055	7,986	-1,554	6,432
of which cash inflow in currency derivatives	364	5,406	2,927	8,798	10,098	9,828	37,421
of which cash outflow in currency derivatives	-344	-5,363	-2,885	-8,151	-8,970	-9,000	-34,713
Shares	—	—	—	—	—	—	—	—	—
Total	34,850	33,871	61,504	124,709	58,045	86,896	399,875	-42,474	357,401
of which derivatives in hedge relationship	-103	-624	-3,007	1,495	1,711	2,031	1,503	-697	806

	December 31, 2023
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit institutions	-3,628	—	—	—	—	—	-3,628	—	-3,628
Debt securities issued	-4,381	-30,826	-54,853	-159,014	-55,627	-56,548	-361,249	47,141	-314,108
Derivatives	-1,543	-1,919	-3,165	-2,805	-618	-1,372	-11,422	-1,215	-12,637
of which cash inflow in currency derivatives	8,391	12,358	39,175	29,220	3,285	2,237	94,666
of which cash outflow in currency derivatives	-9,283	-13,803	-42,143	-31,770	-3,577	-2,866	-103,442
Total	-9,552	-32,745	-58,018	-161,819	-56,245	-57,920	-376,299	45,926	-330,373
of which derivatives in hedge relationship	-37	-250	-1,014	-1,125	-189	-817	-3,432	264	-3,168
Commitments
Committed undisbursed loans	-2,188	-1,043	-15,063	-19,071	-2,843	40,208
Liquidity surplus (+)/ deficit (-)	23,110	83	-11,577	-56,181	-1,043	69,184	23,576
Accumulated liquidity surplus (+)/deficit (-)	23,110	23,193	11,616	-44,565	-45,608	23,576	23,576